RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES

The amounts disclosed in the table represent the amounts recognized in general and administrative expense on the condensed consolidated interim statements of profit or loss and other comprehensive income (loss) related to key management personnel for the three and six months ended June 30, 2024 and 2023.

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Salaries	$391,165	$202,673	$590,486	$387,781
Cash performance bonus	248,076	113,600	374,445	232,697
Statutory bonus	14,829	9,736	27,921	24,771
One-time cash bonus related to Business Combination (refer to Note 3)	—	—	226,000	—
Non-executive director’s fees	176,484	41,500	229,290	41,500
Non-cash benefits	9,723	7,480	18,207	14,861
Share-based payment expense (refer to Note 16)	1,140,218	—	1,140,218	—
Total	$1,980,495	$374,989	$2,606,567	$701,610

SCHEDULE OF LOAN RECEIVABLE

As of June 30, 2024 and December 31, 2023, the loan receivable from affiliates balances outstanding were as follows:

	June 30, 2024	December 31, 2023

Interest receivable:
Latam Logistics Investments, LLC	$—	$2,324,041
Loan receivable:
Latam Logistics Investments, LLC	—	7,139,123
Total due from affiliates	$—	$9,463,164

Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES

The amounts disclosed in the table represent the amounts recognized as general and administrative expenses in the consolidated statements of profit or loss and comprehensive income (loss), related to key management personnel for the years ended December 31, 2023, 2022 and 2021.

	2023	2022	2021

Salaries	$772,793	$835,448	$827,412
Statutory bonus	52,284	104,956	93,168
Cash performance bonus	576,148	—	346,118
Non-executive director’s fees	125,329	90,000	57,000
Non-cash benefits	4,783	4,587	4,962
Severance benefits	—	224,593	—
Total	$1,531,337	$1,259,584	$1,328,660

SCHEDULE OF LOAN RECEIVABLE

	2023	2022

Interest receivable:
Latam Logistics Investments, LLC	$2,324,041	$1,848,945
Notes receivable:
Latam Logistics Investments, LLC	7,139,123	6,950,000
Total due from affiliates	$9,463,164	$8,798,945